Distribution Date:	07/17/25	COMM 2019-GC44 Mortgage Trust
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2019-GC44

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	6
			Executive Vice President - Division Head	(913) 253-9001
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12655TBG3	1.997000%	23,338,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12655TBH1	2.827000%	138,840,000.00	105,684,488.86	0.38	248,975.04	0.00	0.00	248,975.42	105,684,488.48	31.97%	30.00%
A-3	12655TBK4	2.688000%	55,469,000.00	55,469,000.00	0.00	124,250.56	0.00	0.00	124,250.56	55,469,000.00	31.97%	30.00%
A-SB	12655TBJ7	2.873000%	29,564,000.00	25,829,202.09	548,872.18	61,839.41	0.00	0.00	610,711.59	25,280,329.91	31.97%	30.00%
A-4	12655TBL2	2.698000%	176,000,000.00	176,000,000.00	0.00	395,706.67	0.00	0.00	395,706.67	176,000,000.00	31.97%	30.00%
A-5	12655TBM0	2.950000%	267,197,000.00	267,197,000.00	0.00	656,859.29	0.00	0.00	656,859.29	267,197,000.00	31.97%	30.00%
A-M	12655TBP3	3.263000%	118,356,000.00	118,356,000.00	0.00	321,829.69	0.00	0.00	321,829.69	118,356,000.00	19.18%	18.00%
B	12655TBQ1	3.465000%	40,685,000.00	40,685,000.00	0.00	117,477.94	0.00	0.00	117,477.94	40,685,000.00	14.79%	13.88%
C	12655TBR9	3.508442%	35,753,000.00	35,753,000.00	0.00	104,531.12	0.00	0.00	104,531.12	35,753,000.00	10.92%	10.25%
D	12655TAG4	2.500000%	23,425,000.00	23,425,000.00	0.00	48,802.08	0.00	0.00	48,802.08	23,425,000.00	8.39%	7.88%
E	12655TAJ8	2.500000%	18,493,000.00	18,493,000.00	0.00	38,527.08	0.00	0.00	38,527.08	18,493,000.00	6.39%	6.00%
F	12655TAL3	2.750000%	18,493,000.00	18,493,000.00	0.00	42,379.79	0.00	0.00	42,379.79	18,493,000.00	4.40%	4.13%
G-RR	12655TAN9	3.508442%	9,863,000.00	9,863,000.00	0.00	28,836.47	0.00	0.00	28,836.47	9,863,000.00	3.33%	3.13%
H-RR*	12655TAQ2	3.508442%	30,822,346.00	30,822,345.85	0.00	66,484.24	0.00	0.00	66,484.24	30,822,345.85	0.00%	0.00%
S	12655TAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
R	12655TAV1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
RR Interest	N/A	3.508442%	12,200,000.00	11,455,006.99	6,789.27	33,198.72	0.00	0.00	39,987.99	11,448,217.72	0.00%	0.00%
RR Certificates	12655TAT6	3.508442%	25,800,000.00	24,224,522.99	14,357.64	70,207.13	0.00	0.00	84,564.77	24,210,165.35	0.00%	0.00%
180W-A	12655TAW9	3.400057%	33,155,000.00	33,155,000.00	0.00	93,940.74	0.00	0.00	93,940.74	33,155,000.00	72.63%	72.63%
180W-B	12655TAY5	3.400057%	35,530,000.00	35,530,000.00	0.00	100,670.02	0.00	0.00	100,670.02	35,530,000.00	43.29%	43.29%
180W-C	12655TBA6	3.400057%	42,940,000.00	42,940,000.00	0.00	113,640.68	0.00	0.00	113,640.68	42,940,000.00	7.84%	7.84%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

180W-D*	12655TBC2	3.400057%	9,500,000.00	9,500,000.00	0.00	0.00	0.00	0.00	0.00	9,500,000.00	0.00%	0.00%
180W-VRR	12655TBF5	3.400057%	6,375,000.00	6,375,000.00	0.00	16,223.76	0.00	0.00	16,223.76	6,375,000.00	0.00%	0.00%
Regular SubTotal			1,151,798,346.00	1,089,249,566.78	570,019.47	2,684,380.43	0.00	0.00	3,254,399.90	1,088,679,547.31

X-A	12655TBN8	0.607642%	808,764,000.00	748,535,690.94	0.00	379,034.60	0.00	0.00	379,034.60	747,986,818.39
X-B	12655TAA7	0.023123%	76,438,000.00	76,438,000.00	0.00	1,472.88	0.00	0.00	1,472.88	76,438,000.00
X-D	12655TAC3	1.008442%	41,918,000.00	41,918,000.00	0.00	35,226.57	0.00	0.00	35,226.57	41,918,000.00
X-F	12655TAE9	0.758442%	18,493,000.00	18,493,000.00	0.00	11,688.23	0.00	0.00	11,688.23	18,493,000.00
Notional SubTotal			945,613,000.00	885,384,690.94	0.00	427,422.28	0.00	0.00	427,422.28	884,835,818.39

Deal Distribution Total					570,019.47	3,111,802.71	0.00	0.00	3,681,822.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12655TBG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12655TBH1	761.19626088	0.00000274	1.79325151	0.00000000	0.00000000	0.00000000	0.00000000	1.79325425	761.19625814
A-3	12655TBK4	1,000.00000000	0.00000000	2.24000000	0.00000000	0.00000000	0.00000000	0.00000000	2.24000000	1,000.00000000
A-SB	12655TBJ7	873.67075125	18.56555879	2.09171323	0.00000000	0.00000000	0.00000000	0.00000000	20.65727202	855.10519246
A-4	12655TBL2	1,000.00000000	0.00000000	2.24833335	0.00000000	0.00000000	0.00000000	0.00000000	2.24833335	1,000.00000000
A-5	12655TBM0	1,000.00000000	0.00000000	2.45833333	0.00000000	0.00000000	0.00000000	0.00000000	2.45833333	1,000.00000000
A-M	12655TBP3	1,000.00000000	0.00000000	2.71916667	0.00000000	0.00000000	0.00000000	0.00000000	2.71916667	1,000.00000000
B	12655TBQ1	1,000.00000000	0.00000000	2.88750006	0.00000000	0.00000000	0.00000000	0.00000000	2.88750006	1,000.00000000
C	12655TBR9	1,000.00000000	0.00000000	2.92370207	0.00000000	0.00000000	0.00000000	0.00000000	2.92370207	1,000.00000000
D	12655TAG4	1,000.00000000	0.00000000	2.08333319	0.00000000	0.00000000	0.00000000	0.00000000	2.08333319	1,000.00000000
E	12655TAJ8	1,000.00000000	0.00000000	2.08333315	0.00000000	0.00000000	0.00000000	0.00000000	2.08333315	1,000.00000000
F	12655TAL3	1,000.00000000	0.00000000	2.29166658	0.00000000	0.00000000	0.00000000	0.00000000	2.29166658	1,000.00000000
G-RR	12655TAN9	1,000.00000000	0.00000000	2.92370171	0.00000000	0.00000000	0.00000000	0.00000000	2.92370171	1,000.00000000
H-RR	12655TAQ2	999.99999513	0.00000000	2.15701426	0.76668758	15.84951775	0.00000000	0.00000000	2.15701426	999.99999513
S	12655TAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12655TAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	938.93499918	0.55649754	2.72120656	0.02395902	0.49530984	0.00000000	0.00000000	3.27770410	938.37850164
RR Certificates	12655TAT6	938.93499961	0.55649767	2.72120659	0.02395930	0.49530659	0.00000000	0.00000000	3.27770426	938.37850194
180W-A	12655TAW9	1,000.00000000	0.00000000	2.83338079	0.00000000	0.00000000	0.00000000	0.00000000	2.83338079	1,000.00000000
180W-B	12655TAY5	1,000.00000000	0.00000000	2.83338080	0.00000000	0.00000000	0.00000000	0.00000000	2.83338080	1,000.00000000
180W-C	12655TBA6	1,000.00000000	0.00000000	2.64649930	0.18688146	2.71348952	0.00000000	0.00000000	2.64649930	1,000.00000000
180W-D	12655TBC2	1,000.00000000	0.00000000	0.00000000	2.83338105	22.92933053	0.00000000	0.00000000	0.00000000	1,000.00000000
180W-VRR	12655TBF5	1,000.00000000	0.00000000	2.54490353	0.28847686	2.76033569	0.00000000	0.00000000	2.54490353	1,000.00000000

Notional Certificates
X-A	12655TBN8	925.53042784	0.00000000	0.46865909	0.00000000	0.00000000	0.00000000	0.00000000	0.46865909	924.85177183
X-B	12655TAA7	1,000.00000000	0.00000000	0.01926895	0.00000000	0.00000000	0.00000000	0.00000000	0.01926895	1,000.00000000
X-D	12655TAC3	1,000.00000000	0.00000000	0.84036858	0.00000000	0.00000000	0.00000000	0.00000000	0.84036858	1,000.00000000
X-F	12655TAE9	1,000.00000000	0.00000000	0.63203536	0.00000000	0.00000000	0.00000000	0.00000000	0.63203536	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/25 - 06/30/25	30	0.00	248,975.04	0.00	248,975.04	0.00	0.00	0.00	248,975.04	0.00
A-3	06/01/25 - 06/30/25	30	0.00	124,250.56	0.00	124,250.56	0.00	0.00	0.00	124,250.56	0.00
A-SB	06/01/25 - 06/30/25	30	0.00	61,839.41	0.00	61,839.41	0.00	0.00	0.00	61,839.41	0.00
A-4	06/01/25 - 06/30/25	30	0.00	395,706.67	0.00	395,706.67	0.00	0.00	0.00	395,706.67	0.00
A-5	06/01/25 - 06/30/25	30	0.00	656,859.29	0.00	656,859.29	0.00	0.00	0.00	656,859.29	0.00
X-A	06/01/25 - 06/30/25	30	0.00	379,034.60	0.00	379,034.60	0.00	0.00	0.00	379,034.60	0.00
X-B	06/01/25 - 06/30/25	30	0.00	1,472.88	0.00	1,472.88	0.00	0.00	0.00	1,472.88	0.00
X-D	06/01/25 - 06/30/25	30	0.00	35,226.57	0.00	35,226.57	0.00	0.00	0.00	35,226.57	0.00
X-F	06/01/25 - 06/30/25	30	0.00	11,688.23	0.00	11,688.23	0.00	0.00	0.00	11,688.23	0.00
A-M	06/01/25 - 06/30/25	30	0.00	321,829.69	0.00	321,829.69	0.00	0.00	0.00	321,829.69	0.00
B	06/01/25 - 06/30/25	30	0.00	117,477.94	0.00	117,477.94	0.00	0.00	0.00	117,477.94	0.00
C	06/01/25 - 06/30/25	30	0.00	104,531.12	0.00	104,531.12	0.00	0.00	0.00	104,531.12	0.00
D	06/01/25 - 06/30/25	30	0.00	48,802.08	0.00	48,802.08	0.00	0.00	0.00	48,802.08	0.00
E	06/01/25 - 06/30/25	30	0.00	38,527.08	0.00	38,527.08	0.00	0.00	0.00	38,527.08	0.00
F	06/01/25 - 06/30/25	30	0.00	42,379.79	0.00	42,379.79	0.00	0.00	0.00	42,379.79	0.00
G-RR	06/01/25 - 06/30/25	30	0.00	28,836.47	0.00	28,836.47	0.00	0.00	0.00	28,836.47	0.00
H-RR	06/01/25 - 06/30/25	30	464,888.21	90,115.35	0.00	90,115.35	23,631.11	0.00	0.00	66,484.24	488,519.32
RR Interest	06/01/25 - 06/30/25	30	5,750.48	33,491.03	0.00	33,491.03	292.30	0.00	0.00	33,198.72	6,042.78
RR Certificates
	06/01/25 - 06/30/25	30	12,160.76	70,825.29	0.00	70,825.29	618.15	0.00	0.00	70,207.13	12,778.91

180W-A	06/01/25 - 06/30/25	30	0.00	93,940.74	0.00	93,940.74	0.00	0.00	0.00	93,940.74	0.00
180W-B	06/01/25 - 06/30/25	30	0.00	100,670.02	0.00	100,670.02	0.00	0.00	0.00	100,670.02	0.00
180W-C	06/01/25 - 06/30/25	30	108,492.55	121,665.37	0.00	121,665.37	8,024.69	0.00	0.00	113,640.68	116,517.24
180W-D	06/01/25 - 06/30/25	30	190,911.52	26,917.12	0.00	26,917.12	26,917.12	0.00	0.00	0.00	217,828.64
180W-VRR	06/01/25 - 06/30/25	30	15,758.10	18,062.80	0.00	18,062.80	1,839.04	0.00	0.00	16,223.76	17,597.14
Totals			797,961.62	3,173,125.14	0.00	3,173,125.14	61,322.41	0.00	0.00	3,111,802.71	859,284.03

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,681,822.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,187,665.73	Master Servicing Fee	6,191.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,644.42
Interest Adjustments	7,797.50	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	453.85
ARD Interest	0.00	Operating Advisor Fee	1,250.27
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,195,463.23	Total Fees	14,540.55

Principal		Expenses/Reimbursements
Scheduled Principal	570,019.46	Reimbursement for Interest on Advances	49.03
Unscheduled Principal Collections		ASER Amount	(1,437.55)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	69,665.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	842.72
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	570,019.46	Total Expenses/Reimbursements	69,119.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,111,802.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	570,019.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,681,822.18
Total Funds Collected	3,765,482.69	Total Funds Distributed	3,765,482.65

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	961,749,566.76	961,749,566.76	Beginning Certificate Balance	1,089,249,566.78
(-) Scheduled Principal Collections	570,019.46	570,019.46	(-) Principal Distributions	570,019.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	961,179,547.30	961,179,547.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	961,749,566.76	961,749,566.76	Ending Certificate Balance	1,088,679,547.31
Ending Actual Collateral Balance	963,923,234.17	963,923,234.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.02
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	44,298,999.73	4.61%	33	3.6052	NAP	Defeased	3	44,298,999.73	4.61%	33	3.6052	NAP
	7,499,999 or less	9	51,923,257.58	5.40%	43	3.5431	2.493479	1.44 or less	6	171,197,657.53	17.81%	34	3.7390	0.849118
7,500,000 to 14,999,999		12	138,605,955.13	14.42%	45	3.6355	2.525073	1.45 to 1.74	3	81,720,876.02	8.50%	52	3.8071	1.659647
15,000,000 to 24,999,999		11	194,574,728.93	20.24%	51	3.9891	1.947336	1.75 to 2.49	18	265,649,714.38	27.64%	52	3.6294	2.175351
25,000,000 to 49,999,999		10	328,256,453.46	34.15%	41	3.2802	2.470930	2.50 to 3.49	18	366,312,299.64	38.11%	38	3.3085	3.011004
	50,000,000 or greater	4	203,520,152.47	21.17%	37	3.3789	2.078140	3.50 or greater	1	32,000,000.00	3.33%	52	3.1600	4.080000
	Totals	49	961,179,547.30	100.00%	43	3.5250	2.285393	Totals	49	961,179,547.30	100.00%	43	3.5250	2.285393
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	44,298,999.73	4.61%	33	3.6052	NAP
							Defeased	3	44,298,999.73	4.61%	33	3.6052	NAP
Arizona	1	16,402,879.56	1.71%	52	4.3000	2.690000
							Industrial	8	95,457,317.74	9.93%	52	3.3879	2.605095
California	10	235,324,309.12	24.48%	39	3.3529	1.863715
							Lodging	4	56,558,533.37	5.88%	52	4.0289	2.636838
Florida	3	45,853,118.81	4.77%	50	3.5102	2.678304
							Mixed Use	4	87,131,999.88	9.07%	37	3.2962	2.401026
Georgia	1	17,525,000.00	1.82%	52	3.7500	2.270000
							Multi-Family	16	207,858,360.97	21.63%	35	3.6713	2.502743
Illinois	5	67,463,764.27	7.02%	51	3.5912	1.908387
							Office	11	262,818,516.37	27.34%	40	3.3301	2.039109
Indiana	1	14,866,999.88	1.55%	52	3.6550	1.700000
							Other	1	18,452,030.03	1.92%	49	4.3800	1.230000
Kentucky	3	52,253,500.00	5.44%	52	3.3530	2.370000
							Retail	7	188,603,789.20	19.62%	52	3.5568	2.155626
Massachusetts	2	66,146,652.47	6.88%	52	3.7489	1.977186
							Totals	54	961,179,547.30	100.00%	43	3.5250	2.285393
Minnesota	1	17,500,000.00	1.82%	52	4.0500	1.840000

Missouri	1	6,588,660.35	0.69%	52	3.5780	3.090000

Nevada	2	42,887,690.76	4.46%	52	3.5512	2.216686

New Hampshire	1	16,407,047.85	1.71%	52	3.9123	1.420000

New Jersey	1	15,587,223.67	1.62%	52	3.8300	1.620000

New York	9	124,646,313.13	12.97%	13	3.3078	2.962242

Oklahoma	1	15,787,044.11	1.64%	46	5.0500	0.980000

Pennsylvania	3	68,554,958.69	7.13%	51	3.5462	2.980182

South Carolina	1	14,500,000.00	1.51%	52	3.6840	2.420000

Texas	3	38,060,384.90	3.96%	50	3.5764	2.840791

Utah	1	8,000,000.00	0.83%	52	3.3500	2.700000

Washington, DC	1	32,525,000.00	3.38%	51	3.0850	2.720000

Totals	54	961,179,547.30	100.00%	43	3.5250	2.285393

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	44,298,999.73	4.61%	33	3.6052	NAP	Defeased	3	44,298,999.73	4.61%	33	3.6052	NAP
	3.9999% or less	40	816,620,757.01	84.96%	42	3.4261	2.338690	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	3	49,617,836.86	5.16%	52	4.0218	2.021252	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	2	34,854,909.59	3.63%	50	4.3424	1.917083	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	1	15,787,044.11	1.64%	46	5.0500	0.980000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	961,179,547.30	100.00%	43	3.5250	2.285393	49 months or greater	46	916,880,547.57	95.39%	43	3.5211	2.282090
								Totals	49	961,179,547.30	100.00%	43	3.5250	2.285393
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	44,298,999.73	4.61%	33	3.6052	NAP	Defeased	3	44,298,999.73	4.61%	33	3.6052	NAP
	83 months or less	46	916,880,547.57	95.39%	43	3.5211	2.282090	Interest Only	34	662,905,103.13	68.97%	40	3.3716	2.465271
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	12	253,975,444.44	26.42%	51	3.9113	1.803966
	Totals	49	961,179,547.30	100.00%	43	3.5250	2.285393	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	961,179,547.30	100.00%	43	3.5250	2.285393
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	Totals	49	961,179,547.30	100.00%	43	3.5250	2.285393

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30317219	OF	Los Angeles	CA	Actual/360	3.005%	62,593.75	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	07/09/25
3	30530011	RT	Worcester	MA	Actual/360	3.844%	164,535.34	93,130.19	0.00	N/A	11/01/29	--	51,359,782.66	51,266,652.47	07/01/25
4	30530012	IN	Jefferson	KY	Actual/360	3.353%	146,004.99	0.00	0.00	N/A	11/06/29	--	52,253,500.00	52,253,500.00	07/03/25
5	30317065	OF	San Francisco	CA	Actual/360	3.303%	137,625.00	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	06/06/25
7	30530009	Various Various		Various	Actual/360	3.379%	112,633.33	0.00	0.00	N/A	11/06/29	--	40,000,000.00	40,000,000.00	07/03/25
8	30504264	RT	Cook	IL	Actual/360	3.650%	103,573.14	99,908.56	0.00	N/A	11/06/29	--	34,051,444.10	33,951,535.54	07/06/25
9	30530007	OF	San Francisco	CA	Actual/360	3.451%	105,255.50	0.00	0.00	N/A	11/06/29	--	36,600,000.00	36,600,000.00	05/06/25
10	30504199	MU	New York	NY	Actual/360	2.759%	80,700.75	0.00	0.00	N/A	10/30/26	--	35,100,000.00	35,100,000.00	07/01/25
12	30317222	OF	District of Columbia	DC	Actual/360	3.085%	67,516.51	0.00	0.00	10/11/29	09/30/33	--	26,262,500.00	26,262,500.00	07/11/25
13	30503906	RT	Berks	PA	Actual/360	3.160%	84,266.67	0.00	0.00	N/A	11/06/29	--	32,000,000.00	32,000,000.00	07/06/25
14	30530004	RT	Clark	NV	Actual/360	3.400%	88,257.81	51,438.78	0.00	N/A	11/06/29	--	31,149,816.30	31,098,377.52	07/03/25
15	30530000	RT	Cobb	GA	Actual/360	3.542%	68,648.63	44,199.48	0.00	N/A	11/06/26	--	23,257,582.85	23,213,383.37	07/03/25
16	30504085	MU	Hillsborough	FL	Actual/360	3.660%	67,603.25	0.00	0.00	N/A	11/06/29	--	22,165,000.00	22,165,000.00	07/06/25
17	30504288	MF	Los Angeles	CA	Actual/360	4.010%	68,504.17	0.00	0.00	N/A	11/06/29	--	20,500,000.00	20,500,000.00	07/06/25
18	30503642	98	Northampton	PA	Actual/360	4.380%	67,443.81	25,726.72	0.00	N/A	08/06/29	--	18,477,756.75	18,452,030.03	07/06/25
19	30317223	OF	Tulsa	OK	Actual/360	5.050%	66,610.27	41,138.49	0.00	N/A	05/06/29	--	15,828,182.60	15,787,044.11	07/06/25
20	30503944	LO	Webb	TX	Actual/360	3.839%	53,679.13	30,593.32	0.00	N/A	10/06/29	--	16,779,097.03	16,748,503.71	07/06/25
21	30504324	MF	Fulton	GA	Actual/360	3.750%	54,765.63	0.00	0.00	N/A	11/06/29	--	17,525,000.00	17,525,000.00	07/06/25
22	30520998	RT	Los Angeles	CA	Actual/360	3.257%	47,497.92	0.00	0.00	N/A	11/06/29	--	17,500,000.00	17,500,000.00	07/03/25
23	30521000	LO	Maricopa	AZ	Actual/360	4.300%	58,876.34	27,726.16	0.00	N/A	11/06/29	--	16,430,605.72	16,402,879.56	07/03/25
24	30504286	MF	Hennepin	MN	Actual/360	4.050%	59,062.50	0.00	0.00	N/A	11/06/29	--	17,500,000.00	17,500,000.00	07/06/25
25	30504228	RT	Essex	NJ	Actual/360	3.830%	49,851.33	31,990.67	0.00	N/A	11/06/29	--	15,619,214.34	15,587,223.67	07/06/25
26	30520995	MU	Marion	IN	Actual/360	3.655%	45,377.72	31,293.98	0.00	N/A	11/06/29	--	14,898,293.86	14,866,999.88	07/03/25
27	30530013	MF	Strafford	NH	Actual/360	3.912%	53,572.07	24,841.87	0.00	N/A	11/06/29	--	16,431,889.72	16,407,047.85	07/03/25
29	30317224	MF	Plymouth	MA	Actual/360	3.420%	42,408.00	0.00	0.00	N/A	11/06/29	--	14,880,000.00	14,880,000.00	07/06/25
30	30520999	MF	Spartanburg	SC	Actual/360	3.684%	44,515.00	0.00	0.00	N/A	11/06/29	--	14,500,000.00	14,500,000.00	07/03/25
31	30317225	RT	Bristol	MA	Actual/360	3.655%	42,407.14	0.00	0.00	N/A	11/06/29	--	13,923,000.00	13,923,000.00	07/06/25
32	30504325	LO	Clark	NV	Actual/360	3.950%	38,916.91	33,544.13	0.00	N/A	11/06/29	--	11,822,857.37	11,789,313.24	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	30520997	LO	Kings	CA	Actual/360	4.000%	38,803.66	23,260.33	0.00	N/A	11/06/29	--	11,641,097.19	11,617,836.86	07/03/25
34	30317226	IN	Various	Various	Actual/360	3.578%	33,127.18	0.00	0.00	N/A	11/06/29	--	11,110,290.00	11,110,290.00	07/06/25
35	30530005	MF	Los Angeles	CA	Actual/360	3.728%	27,960.00	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	07/03/25
36	30504227	MF	Kings	NY	Actual/360	3.870%	27,412.50	0.00	0.00	N/A	11/06/29	--	8,500,000.00	8,500,000.00	07/06/25
37	30530006	MF	Summit	UT	Actual/360	3.350%	22,333.33	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	07/03/25
38	30317228	MF	Vanderburgh	IN	Actual/360	3.713%	22,197.07	11,226.78	0.00	N/A	11/06/29	--	7,173,843.14	7,162,616.36	07/06/25
39	30530003	RT	San Diego	CA	Actual/360	3.649%	21,894.00	0.00	0.00	N/A	11/06/29	--	7,200,000.00	7,200,000.00	07/03/25
40	30504219	MF	Kings	NY	Actual/360	3.700%	17,729.17	0.00	0.00	N/A	11/06/29	--	5,750,000.00	5,750,000.00	07/06/25
41	30504258	MF	Kings	NY	Actual/360	3.700%	16,804.17	0.00	0.00	N/A	11/06/29	--	5,450,000.00	5,450,000.00	06/06/25
42	30504220	MF	Kings	NY	Actual/360	3.700%	15,694.17	0.00	0.00	N/A	11/06/29	--	5,090,000.00	5,090,000.00	06/06/25
43	30504262	MF	Kings	NY	Actual/360	3.700%	15,416.67	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	07/06/25
12A	30317221				Actual/360	3.085%	16,099.84	0.00	0.00	10/11/29	09/30/33	--	6,262,500.00	6,262,500.00	07/11/25
1A	30317218				Actual/360	3.005%	125,187.50	0.00	0.00	N/A	11/09/29	--	50,000,000.00	50,000,000.00	07/09/25
28A6	30504193	MU	Cook	IL	Actual/360	3.660%	30,500.00	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	07/06/25
28A7	30504194				Actual/360	3.660%	15,250.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	07/06/25
2A2	30504336	MF	New York	NY	Actual/360	3.410%	113,679.23	0.00	0.00	N/A	11/06/24	--	38,244,040.40	38,244,040.40	07/06/25
2A4	30504338				Actual/360	3.410%	42,629.71	0.00	0.00	N/A	11/06/24	--	14,341,515.15	14,341,515.15	07/06/25
2A5	30504339				Actual/360	3.410%	21,314.86	0.00	0.00	N/A	11/06/24	--	7,170,757.58	7,170,757.58	07/06/25
6A6	30504207	OF	Various	Various	Actual/360	3.370%	84,250.00	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	07/06/25
6A7	30504208				Actual/360	3.370%	28,083.33	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	07/06/25
6A8	30504209				Actual/360	3.370%	14,041.67	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	07/06/25
Totals							2,833,110.67	570,019.46	0.00				961,749,566.76	961,179,547.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	127,331,608.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,034,019.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,866,434.83	7,051,648.82	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,168,715.19	0.00	--	--	05/12/25	15,679,981.32	43,126.48	94,394.35	94,394.35	0.00	0.00
7	11,068,377.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,123,830.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(236,439.68)	0.00	--	--	--	0.00	0.00	104,283.16	212,624.14	0.00	0.00
10	9,644,048.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	45,193,413.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	8,762,580.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,633,028.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,117,660.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,641,830.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	10,116,567.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,530,289.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,452,392.94	391,380.82	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,233,371.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,063,252.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,349,070.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,883,311.46	429,976.87	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,703,138.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,346,937.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,352,723.33	395,489.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,326,531.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	2,542,089.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,996,578.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,278,703.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	620,003.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	658,504.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	740,970.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	653,998.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	457,064.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	487,731.30	0.00	--	--	--	0.00	0.00	16,792.82	16,792.82	0.00	0.00
42	409,474.49	0.00	--	--	--	0.00	0.00	15,683.57	15,683.57	0.00	0.00
43	427,270.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	45,193,413.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	127,331,608.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A6	14,310,820.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A7	14,310,820.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	16,230,029.01	0.00	--	--	01/13/25	0.00	0.00	0.00	0.00	0.00	0.00
2A4	16,230,029.01	0.00	--	--	01/13/25	0.00	0.00	0.00	0.00	0.00	0.00
2A5	16,230,029.01	0.00	--	--	01/13/25	0.00	0.00	0.00	0.00	0.00	0.00
6A6	6,041,738.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A7	6,041,738.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A8	6,041,738.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	550,941,047.08	8,268,495.91				15,679,981.32	43,126.48	231,153.90	339,494.88	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	1	36,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.525006%	3.508231%	43
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	2,743,686.87	0	0.00	3.525217%	3.508442%	44
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.525088%	3.508327%	44
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.525297%	3.508536%	45
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.525492%	3.508732%	46
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.525724%	3.508963%	47
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.525918%	3.509157%	48
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.526110%	3.509350%	49
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.526314%	3.509554%	50
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537083%	3.519883%	50
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537289%	3.520089%	51
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537481%	3.520282%	52
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
5	30317065	06/06/25	0	5	94,394.35	94,394.35	0.00		50,000,000.00	11/07/24	98
9	30530007	05/06/25	1	1	104,283.16	212,624.14	0.00		36,600,000.00	01/26/24	9
41	30504258	06/06/25	0	B	16,792.82	16,792.82	0.00		5,450,000.00
42	30504220	06/06/25	0	B	15,683.57	15,683.57	0.00		5,090,000.00
Totals					231,153.90	339,494.88	0.00		97,140,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		109,756,313	59,756,313	50,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		58,313,383	58,313,383	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		15,787,044	15,787,044	0		0
49 - 60 Months		744,797,807	708,197,807	36,600,000		0
> 60 Months		32,525,000	32,525,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	961,179,547	924,579,547	36,600,000	0	0	0
Jun-25	961,749,567	911,749,567	50,000,000	0	0	0
May-25	965,030,799	915,030,799	0	50,000,000	0	0
Apr-25	965,597,249	853,097,249	0	0	112,500,000	0
Mar-25	966,131,118	916,131,118	0	0	50,000,000	0
Feb-25	966,755,664	854,255,664	0	0	112,500,000	0
Jan-25	967,285,673	917,285,673	0	0	50,000,000	0
Dec-24	967,813,919	917,813,919	0	0	50,000,000	0
Nov-24	968,371,397	918,371,397	0	0	50,000,000	0
Oct-24	1,000,565,427	1,000,565,427	0	0	0	0
Sep-24	1,001,096,137	1,001,096,137	0	0	0	0
Aug-24	1,001,596,078	1,001,596,078	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A2	30504336	38,244,040.40	40,000,000.00	385,000,000.00	11/22/24	16,112,674.01	3.39000	09/30/24	11/06/24	I/O
2A4	30504338	14,341,515.15	15,000,000.00	385,000,000.00	11/22/24	16,112,674.01	3.39000	09/30/24	11/06/24	I/O
2A5	30504339	7,170,757.58	7,500,000.00	385,000,000.00	11/22/24	16,112,674.01	3.39000	09/30/24	11/06/24	I/O
5	30317065	50,000,000.00	50,000,000.00	153,000,000.00	01/22/25	7,182,737.19	1.05000	12/31/24	11/06/24	I/O
8	30504264	33,951,535.54	33,951,535.54	105,000,000.00	09/04/19	6,036,238.43	1.41000	12/31/24	11/06/29	231
9	30530007	36,600,000.00	36,600,000.00	64,300,000.00	02/01/20	(529,025.24)	(0.45000)	12/31/24	11/06/29	I/O
Totals		180,307,848.67	183,051,535.54	1,477,300,000.00		61,027,972.41

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2A2	30504336	MF	NY	11/07/24	11

7/11/2025 - The loan transferred to Special Servicing effective 11/7/2024 for maturity default. The loan matured on 11/6/2024. The subject property is 29-story Class A mixed-use apartment building in New York City''s Financial District, featuring

581 mark et rate residential units and 4 commercial unit built in 1971 and renovated in 2017. One of 5 senior loan components. As of April 2024, the property''s residential units were 98% occupied. The March T12 NCF DSCR was 1.83x. This compares to YE 2024, 2023 and 2022 NCF DSCR of 1.80x, 1.63x and 1.33x respectively. A foreclosure complaint was filed in in April 2025. Borrower states that they are working on a refinancing with an expected closing date in mid-July, 2025.

2A4	30504338	Various	Various	11/07/24	11

7/11/2025 - The loan transferred to Special Servicing effective 11/7/2024 for maturity default. The loan matured on 11/6/2024. The subject property is 29-story Class A mixed-use apartment building in New York City''s Financial District, featuring

581 mark et rate residential units and 4 commercial unit built in 1971 and renovated in 2017. One of 5 senior loan components. As of April 2024, the property''s residential units were 98% occupied. The March T12 NCF DSCR was 1.83x. This compares to YE 2024, 2023 and 2022 NCF DSCR of 1.80x, 1.63x and 1.33x respectively. A foreclosure complaint was filed in in April 2025. Borrower states that they are working on a refinancing with an expected closing date in mid-July, 2025.

2A5	30504339	Various	Various	11/07/24	11

7/11/2025 - The loan transferred to Special Servicing effective 11/7/2024 for maturity default. The loan matured on 11/6/2024. The subject property is 29-story Class A mixed-use apartment building in New York City''s Financial District, featuring

581 mark et rate residential units and 4 commercial unit built in 1971 and renovated in 2017. One of 5 senior loan components. As of April 2024, the property''s residential units were 98% occupied. The March T12 NCF DSCR was 1.83x. This compares to YE 2024, 2023 and 2022 NCF DSCR of 1.80x, 1.63x and 1.33x respectively. A foreclosure complaint was filed in in April 2025. Borrower states that they are working on a refinancing with an expected closing date in mid-July, 2025.

5	30317065	OF	CA	11/07/24	98

7/11/2025 - Maturity default 11/6/2024 and subsequent transfer to special servicing 11/8/2024. K-Star Asset Management LLC took over as successor special servicer effective 6/17/2025. A Hello Letter and draft successor PNA was sent to the

Borrower on 6/25 /2025 (prior PNA between Borrower and Midland was executed 10/17/2024). Noteholder has changed counsel and is evaluating all resolution strategies afforded to Noteholder under the loan documents. The loan''s OPB is

$350MM (comprised of 6 pari passu A Note s totaling $203.6MM ($351psf) and the B Note totaling $146.4MM ($604psf total loan basis)), and is secured via lender’s 1st lien position in a 22-story, 580k sf, class-A, mixed-use office and retail

	building located in the FiDi neighborhood within San Fra ncisco''s CBD.

8	30504264	RT	IL	11/30/23	9

7/11/2025 - The Loan was transferred to Special Servicing on November 30, 2023. The Special Servicer is currently working with the Borrower to reconcile Excess Cash related to Kohl''s tenancy, with the goal of returning the file to Master

	Servicing. The Borrower continues to perform in accordance with the terms of the Loan Agreement.

9	30530007	OF	CA	01/26/24	9

7/11/2025 - The Loan transferred to Special Servicing on 1/26/2024 for Imminent Monetary Default. The collateral is a single tenant property. Borrower remains committed to keep the loan current while focusing in leasing activity. Special

	Servicer is monitoring. Loan remains current as of May 2025. Loan does not meet DSCR threshold required under loan documents. The borrower is working on new leasing activity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30530011	0.00	3.84430%	0.00	3.84430%	8	11/05/19	11/01/19	11/05/19
11	30317220	119,300,539.46	3.86000%	119,300,539.46 3.86000%		8	07/06/20	07/06/20	07/10/20
31	30317225	0.00	3.65500%	0.00	3.65500%	8	11/30/23	11/30/23	12/22/23
Totals		119,300,539.46		119,300,539.46
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30317220	11/18/24	31,749,357.82	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			31,749,357.82	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30317220	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A2	(4,990.40)	0.00	7,967.51	0.00	0.00	0.00	0.00	0.00	48.34	0.00	0.00	0.00
2A4	(1,871.40)	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A5	(935.70)	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	26,562.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,416.66	0.00	0.00	(1,437.55)	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,094.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	7,625.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	842.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.69	0.00	0.00	0.00
Total	(7,797.50)	0.00	69,665.72	0.00	842.72	(1,437.55)	0.00	0.00	49.03	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		61,322.42

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Supplemental Notes
None

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